Revenue and Segment Information - Revenue from Products (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of products and services [line items]
Total consolidated revenue	¥ 1,769,478	$ 271,184	¥ 2,493,218	¥ 3,149,614
Tubed steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	603,202	92,445	1,124,025	1,452,696
Tubeless steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	878,012	134,561	1,017,510	1,294,187
Off-road steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	45,620	6,992	55,248	48,917
Aluminum wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	213,386	32,703	243,174	281,150
Wheel components [member]
Disclosure of products and services [line items]
Total consolidated revenue	¥ 29,258	$ 4,483	¥ 53,261	¥ 72,664